Reportable Segments (Advances to and investments in affiliates) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES	$ 3,659	$ 4,014	$ 4,737
Investment In ETP [Member]
Segment Reporting Information [Line Items]
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES	3,760	4,050	4,768
Adjustments and Eliminations [Member]
Segment Reporting Information [Line Items]
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES	$ (101)	$ (36)	$ (31)